Derivatives, Gains (Losses) Recognized on Cash Flow Hedging Relationships (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Line Items Presented in the Consolidated Statement of Income and Other Comprehensive Income [Abstract]
Loans		$ 54,737	$ 57,895	$ 57,155
Other interest income	[1]	1,101	1,137	1,068
Long-term debt		(10,268)	(12,463)	(11,572)
Total recorded in OCI, Derivative gains (losses)		1,245	(356)	545
Derivatives (Textual) [Abstract]
Deferred net gains (losses) on derivatives in other comprehensive income		$ (141)
Maximum length of time hedged in cash flow hedge		10 years
Cash flow hedging [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax		$ 621	847	724
Net unrealized gains (losses) (pre-tax) recognized in OCI		602	(1,223)	(201)
Other comprehensive income (loss), cash flow hedge, gain (loss), after reclassification, before tax		1,223	(376)	523
Cash flow hedging [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax		615	840	716
Net unrealized gains (losses) (pre-tax) recognized in OCI		602	(1,222)	(201)
Other comprehensive income (loss), cash flow hedge, gain (loss), after reclassification, before tax		1,217	(382)	515
Cash flow hedging [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax		6	7	8
Net unrealized gains (losses) (pre-tax) recognized in OCI		0	(1)	0
Other comprehensive income (loss), cash flow hedge, gain (loss), after reclassification, before tax		6	6	8
Cash flow hedging [Member] | Loans [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gain (loss) (pre-tax) recognized on cash flow hedges		(392)	(444)	(267)
Cash flow hedging [Member] | Loans [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income		(392)	(444)	(267)
Total gain (loss) (pre-tax) recognized on cash flow hedges		(392)	(444)	(267)
Cash flow hedging [Member] | Loans [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income		0	0	0
Total gain (loss) (pre-tax) recognized on cash flow hedges		0	0	0
Cash flow hedging [Member] | Other interest income [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gain (loss) (pre-tax) recognized on cash flow hedges		(223)	(396)	(449)
Cash flow hedging [Member] | Other interest income [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income		(223)	(396)	(449)
Total gain (loss) (pre-tax) recognized on cash flow hedges		(223)	(396)	(449)
Cash flow hedging [Member] | Other interest income [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income		0	0	0
Total gain (loss) (pre-tax) recognized on cash flow hedges		0	0	0
Cash flow hedging [Member] | Long-term debt [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gain (loss) (pre-tax) recognized on cash flow hedges		(6)	(7)	(8)
Cash flow hedging [Member] | Long-term debt [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income		0	0	0
Total gain (loss) (pre-tax) recognized on cash flow hedges		0	0	0
Cash flow hedging [Member] | Long-term debt [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income		(6)	(7)	(8)
Total gain (loss) (pre-tax) recognized on cash flow hedges		(6)	(7)	(8)
Cash flow hedging [Member] | Derivative gains (losses) [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gain (loss) (pre-tax) recognized on cash flow hedges		(621)	(847)	(724)
Cash flow hedging [Member] | Derivative gains (losses) [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income		(615)	(840)	(716)
Total gain (loss) (pre-tax) recognized on cash flow hedges		(615)	(840)	(716)
Cash flow hedging [Member] | Derivative gains (losses) [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income		(6)	(7)	(8)
Total gain (loss) (pre-tax) recognized on cash flow hedges		$ (6)	$ (7)	$ (8)

[1]	In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings, with corresponding changes to our consolidated statement of income. In connection with these changes, we reclassified the gains (losses) related to our physical commodities inventory, including the related hedging impacts, from other noninterest income to net gains from trading activities. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).